Consolidated Statements of Changes in Shareholders Equity (USD $) In Millions	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock
Beginning balance at May. 31, 2011	$ 15,220	$ 32	$ 2,484	$ 15,266	$ (2,550)	$ (12)
Net income	2,032			2,032
Other comprehensive gain (loss), net of tax	(2,403)				(2,403)
Purchase of treasury stock	(197)					(197)
Cash dividends declared	(164)			(164)
Employee incentive plans and other	239		111			128
Ending balance at May. 31, 2012	14,727	32	2,595	17,134	(4,953)	(81)
Net income	1,561			1,561
Other comprehensive gain (loss), net of tax	1,133				1,133
Purchase of treasury stock	(246)					(246)
Cash dividends declared	(176)			(176)
Employee incentive plans and other	399		73			326
Ending balance at May. 31, 2013	17,398	32	2,668	18,519	(3,820)	(1)
Net income	2,097			2,097
Other comprehensive gain (loss), net of tax	126				126
Purchase of treasury stock	(4,857)					(4,857)
Cash dividends declared	(187)			(187)
Employee incentive plans and other	700		(25)			725
Ending balance at May. 31, 2014	$ 15,277	$ 32	$ 2,643	$ 20,429	$ (3,694)	$ (4,133)